Related Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Advisory Fee paid to related party	$ 35,000	$ 60,000	$ 60,000